Revenue and Customers - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Feb. 05, 2021
Disaggregation of Revenue [Line Items]
Payment term		30 days
Intangible assets, gross	$ 113,400
Intangible assets	76,262		$ 113,389
Intangible assets, accumulated amortization	37,100
Expected amortization, remainder of fiscal year	14,400
Expected amortization, 2022	43,500
Expected amortization, 2023	$ 18,400
Minimum
Disaggregation of Revenue [Line Items]
Payment term	30 days
Remaining amortization period	18 months
Maximum
Disaggregation of Revenue [Line Items]
Payment term	60 days
Remaining amortization period	32 months